Interest-Bearing Borrowings (Details 3) - CNY (¥)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Assets Sold under Agreements to Repurchase [Line Items]
Other borrowings		¥ 6,652,138,315		¥ 11,110,876,011
Short-term [Member] | Investors of consolidated VIEs [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Term	[1]	Less than 1 year		Less than 1 year
Short-term	[1]	¥ 4,505,914,751		¥ 4,237,790,000
Short-term [Member] | Investors of consolidated VIEs [Member] | Minimum [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum	[1]	7.00%		7.00%
Short-term [Member] | Investors of consolidated VIEs [Member] | Maximum [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum	[1]	12.70%		12.70%
Short-term [Member] | Investors of wealth management product which invests in the Group's loans portfolio [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum	[2]	11.00%		11.00%
Term	[2]	Less than 1 year		Less than 1 year
Short-term	[2]			¥ 10,423,230
Short-term [Member] | Asset management partnerships [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Term	[3]	Less than 1 year		Less than 1 year
Short-term	[3]			¥ 78,950,000
Short-term [Member] | Asset management partnerships [Member] | Minimum [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum	[3]	11.00%		11.00%
Short-term [Member] | Asset management partnerships [Member] | Maximum [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum	[3]	15.00%		15.00%
Short-term [Member] | Micro-credit companies [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Term	[4]	Less than 1 year		Less than 1 year
Short-term	[4]			¥ 30,000,000
Short-term [Member] | Micro-credit companies [Member] | Minimum [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum	[4]	13.00%		13.00%
Short-term [Member] | Micro-credit companies [Member] | Maximum [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum	[4]	13.50%		13.50%
Long-term [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Amount of long-term funds obtained		¥ 2,093,583,228
Long-term [Member] | Investors of consolidated VIEs [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Term	[1]	Within 5 years		Within 5 years
Amount of long-term funds obtained	[1]	¥ 2,056,035,701		¥ 6,548,437,241
Long-term [Member] | Investors of consolidated VIEs [Member] | Minimum [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum		7.20%	[1]	7.20%
Long-term [Member] | Investors of consolidated VIEs [Member] | Maximum [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum		12.70%	[1]	12.70%
Long-term [Member] | Senior tranche of trust plan which invests in the Group's loans portfolio [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum	[5]	10.24%		10.24%
Term	[5]	Within 2 years		Within 2 years
Amount of long-term funds obtained	[5]	¥ 37,547,527		¥ 82,718,203
Interest payable to [Member] | Investors of consolidated VIEs [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Other borrowings	[1]	52,640,336		121,127,920
Interest payable to [Member] | Asset management partnerships [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Other borrowings	[3]			1,275,806
Interest payable to [Member] | Micro-credit companies [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Other borrowings	[4]			¥ 153,611

[1]	The financial liabilities arising from the VIEs with underlying investments in loans to customers are classified as payables in these consolidated financial statements. It is because the Group has an obligation to pay senior tranches holders upon maturity dates based on the related terms of those consolidated structured funds.
[2]	The borrowings from investors of wealth management product which invested in the Group's loans portfolio were the capitals from A-class purchasers of Lianda Baoli Co., Ltd., bearing interest at 11% per year. As of December 31, 2019, the borrowings have been fully repaid.
[3]	As of December 31, 2018, the borrowings from asset management partnerships are from (1) Zhuhai Longhua Qifu NO.1 Fund Partnership (Limited Partnership) with principal RMB50 million, (2) Ningbo Longhua Zhihe Investment Management Partnership (Limited Partnership) with principal RMB20 million, (3) Jilin Northeast Asia Innovation Financial Assets Trading Center Co., Ltd. with principal RMB8.95 million, bearing interest at 11%, 11.47% and 15% per year, respectively. As of December 31, 2019, the borrowings from asset management partnerships have been fully repaid.
[4]	The borrowings were from Guangdong Province Yueke Technology Micro-credit Co., Ltd. bearing interests at 13% to 13.5% per year. As of December 31, 2019, the borrowings have been fully repaid.
[5]	As of December 31, 2019, the borrowings from senior tranche of trust plan which invested in the Group's loans portfolio were the capitals from senior tranche holders of No.1 Wukuang Trust Yangguang Fanhua Plan with principal RMB37.55 million, bearing interests at 10.24% per year.